NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
American Century VP – Balanced Fund – Class I (ACVPBal) 196,522 shares (cost $1,331,225)	$1,440,506
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 45,589 shares (cost $456,154)	728,516
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 109,907 shares (cost $832,248)	929,814
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 181,188 shares (cost $1,864,998)	1,911,537
American Century VP – International Fund – Class I (ACVPInt) 119,653 shares (cost $773,446)	1,419,085
American Century VP – International Fund – Class III (ACVPInt3) 45,349 shares (cost $389,171)	537,838
American Century VP – Ultra® Fund – Class I (ACVPUltra) 8,404 shares (cost $102,102)	102,103
American Century VP – Value Fund – Class I (ACVPVal) 560,556 shares (cost $4,543,642)	4,187,351
Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp) 7,730 shares (cost $80,751)	108,843
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 50,870 shares (cost $440,804)	806,290
Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr) 70,558 shares (cost $810,204)	1,091,533
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap) 50,872 shares (cost $947,060)	897,377
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 324,645 shares (cost $9,240,918)	12,141,740
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp) 21,985 shares (cost $782,249)	986,267
Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc) 26,032 shares (cost $464,648)	661,983
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 54,782 shares (cost $608,686)	621,230
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 625,854 shares (cost $14,834,817)	14,964,162
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 123,731 shares (cost $4,079,536)	5,582,762
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 720,978 shares (cost $4,615,672)	4,311,449
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 49,446 shares (cost $742,366)	1,251,978
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 107,164 shares (cost $2,119,403)	2,708,023

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 217,717 shares (cost $3,036,900)	$3,607,568
Fidelity® VIP II – Contrafund ® Portfolio – Initial Class (FidVIPCon) 710,195 shares (cost $19,423,745)	19,814,439
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 147,753 shares (cost $1,834,917)	1,872,027
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 44,579 shares (cost $578,817)	997,242
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 74,462 shares (cost $1,021,871)	933,759
Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty) 7,131 shares (cost $214,355)	290,930
Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2) 15,495 shares (cost $82,740)	81,813
Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS) 4,620 shares (cost $17,587)	23,932
Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2) 14,934 shares (cost $ 748,642)	967,402
Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS) 805 shares (cost $18,116)	51,898
JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap) 6,664 shares (cost $197,742)	204,392
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class (LBTShrtDBd) 358,918 shares (cost $4,624,182)	4,665,928
Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3) 54,077 shares (cost $946,348)	1,221,592
Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3) 38,293 shares (cost $472,328)	471,004
Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3) 214,953 shares (cost $3,048,491)	3,024,390
Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3) 3,931 shares (cost $69,823)	74,609
Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3) 5,108 shares (cost $69,003)	55,631
Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3) 18,218 shares (cost $198,059)	214,967
Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3) 4,229 shares (cost $21,984)	21,908
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 408,641 shares (cost $4,639,148)	4,752,493
Nationwide VIT – Growth Fund – Class I (NVITGrowth) 48,994 shares (cost $473,127)	710,415
Nationwide VIT – International Value Fund – Class III (NVITIntVal3) 73,498 shares (cost $1,267,692)	1,281,061
Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 12,035 shares (cost $141,656)	163,671
Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 46,293 shares (cost $481,584)	481,446

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 112,142 shares (cost $1,311,617)	$1,395,045
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 60,886 shares (cost $719,868)	812,223
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 51,534 shares (cost $571,265)	584,910
Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 8,392 shares (cost $275,978)	273,004
Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 311,046 shares (cost $5,952,215)	5,965,855
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 12,191,067 shares (cost $12,191,067)	12,191,067
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 4,438 shares (cost $75,144)	79,932
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 201,443 shares (cost $2,408,166)	1,990,260
Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 167,090 shares (cost $3,908,900)	3,711,066
Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 145,439 shares (cost $1,283,902)	1,976,517
Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3) 32,005 shares (cost $449,423)	418,310
Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3) 3,386 shares (cost $42,799)	43,984
Nationwide VIT – Van Kampen Comstock Value Fund – Class II (NVITVKVal2) 77,809 shares (cost $939,691)	890,917
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 161,879 shares (cost $1,603,724)	1,596,126
Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro) 55,565 shares (cost $669,849)	1,072,410
Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 17,770 shares (cost $282,506)	375,123
Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 150,339 shares (cost $3,391,664)	3,122,544
Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes) 5,700 shares (cost $87,860)	102,090
Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal) 115,576 shares (cost $1,757,976)	1,896,600
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 26,788 shares (cost $944,621)	1,263,858
Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd) 300,820 shares (cost $3,326,416)	3,327,064
Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3) 65,807 shares (cost $2,184,836)	2,423,019
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 105,000 shares (cost $2,088,857)	3,843,010
Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 12,569 shares (cost $271,778)	321,896

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 3,263 shares (cost $160,896)	$176,411
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 14,107 shares (cost $346,760)	430,273
Van Eck Worldwide Insurance Trust – Bond Fund – Class R1 (VEWrldBdR1) 37,296 shares (cost $421,453)	451,654
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd) 15,644 shares (cost $187,596)	189,603
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1) 15,250 shares (cost $346,885)	422,124
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 24,853 shares (cost $388,948)	688,936
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1) 35,332 shares (cost $1,140,247)	1,454,977
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 23,949 shares (cost $433,009)	986,465
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 9,031 shares (cost $72,989)	77,031
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 144,639 shares (cost $2,990,615)	3,189,286
Wells Fargo AVT – Discovery FundSM (WFVDisc) 24,733 shares (cost $344,147)	497,385
Wells Fargo AVT – Opportunity FundSM (WFVOpp) 138,738 shares (cost $2,651,013)	3,056,408

Total investments	164,672,287
Accounts receivable	—

Total assets	164,672,287
Accounts payable	431

Contract owners’ equity (note 4)	$164,671,856

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPInflPro2	ACVPInt	ACVPInt3	CVPUltra
Investment activity:
Reinvested dividends	$3,502,072	35,798	—	22,718	86,106	11,478	4,630	—
Mortality and expense risk charges (note 2)	(2,591,021)	(23,979)	(8,275)	(16,584)	(27,935)	(22,558)	(9,026)	(183)

Net investment income (loss)	911,051	11,819	(8,275)	6,134	58,171	(11,080)	(4,396)	(183)

Proceeds from mutual fund shares sold	85,920,406	453,840	171,079	379,212	483,895	445,185	282,802	7,280
Cost of mutual fund shares sold	(74,730,640)	(363,216)	(86,436)	(314,623)	(505,777)	(259,127)	(178,326)	(6,721)

Realized gain (loss) on investments	11,189,766	90,624	84,643	64,589	(21,882)	186,058	104,476	559
Change in unrealized gain (loss) on investments	(12,346,136)	(129,771)	124,499	(67,969)	102,957	55,738	(10,002)	(103)

Net gain (loss) on investments	(1,156,370)	(39,147)	209,142	(3,380)	81,075	241,796	94,474	456

Reinvested capital gains	11,368,968	87,160	—	—	—	—	—	—

Net increase (decrease) in contract owners’equity resulting from operations	$11,123,649	59,832	200,867	2,754	139,246	230,716	90,078	273

	ACVPVal	CSTGlobSmCp	CSTIntFoc	CSTSmCapGr	DryIPSmCap	DryStkIx	DryVApp	DryVGroInc
Investment activity:
Reinvested dividends	$132,407	—	8,913	—	3,689	204,726	17,109	5,517
Mortality and expense risk charges (note 2)	(106,455)	(1,743)	(12,542)	(18,409)	(15,044)	(177,465)	(15,751)	(10,804)

Net investment income (loss)	25,952	(1,743)	(3,629)	(18,409)	(11,355)	27,261	1,358	(5,287)

Proceeds from mutual fund shares sold	4,576,938	4,395	180,255	282,789	404,779	2,535,174	273,662	200,705
Cost of mutual fund shares sold	(4,245,202)	(3,946)	(100,199)	(161,175)	(382,724)	(1,515,358)	(216,528)	(135,367)

Realized gain (loss) on investments	331,736	449	80,056	121,614	22,055	1,019,816	57,134	65,338
Change in unrealized gain (loss) on investments	(1,144,032)	(4,785)	44,498	(122,736)	(79,265)	(679,295)	1,173	(46,609)

Net gain (loss) on investments	(812,296)	(4,336)	124,554	(1,122)	(57,210)	340,521	58,307	18,729

Reinvested capital gains	686,625	—	—	—	39,618	—	—	35,998

Net increase (decrease) in contract owners’equity resulting from operations	$(99,719)	(6,079)	120,925	(19,531)	(28,947)	367,782	59,665	49,440

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	FedQualBd	FidVIPEI	FidVIPGr	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPAM	FidVIPCon
Investment activity:
Reinvested dividends	$27,251	285,458	45,661	370,505	42,856	84,071	224,159	178,995
Mortality and expense risk charges (note 2)	(8,818)	(227,247)	(80,840)	(123,552)	(18,960)	(37,846)	(55,394)	(296,690)

Net investment income (loss)	18,433	58,211	(35,179)	246,953	23,896	46,225	168,765	(117,695)

Proceeds from mutual fund shares sold	127,119	3,290,740	2,260,405	12,786,790	269,589	533,347	786,066	4,298,824
Cost of mutual fund shares sold	(127,890)	(2,033,052)	(1,405,605)	(12,693,251)	(157,727)	(323,348)	(756,592)	(2,353,285)

Realized gain (loss) on investments	(771)	1,257,688	854,800	93,539	111,862	209,999	29,474	1,945,539
Change in unrealized gain (loss)on investments	4,781	(2,620,584)	448,264	(146,862)	(34,468)	(40,828)	190,694	(3,632,371)

Net gain (loss) on investments	4,010	(1,362,896)	1,303,064	(53,323)	77,394	169,171	220,168	(1,686,832)

Reinvested capital gains	—	1,258,647	4,623	—	90,224	156,202	106,851	4,787,364

Net increase (decrease) in contract owners’equity resulting from operations	$22,443	(46,038)	1,272,508	193,630	191,514	371,598	495,784	2,982,837

	FidVIPIGBdS	FidVIPGrOp	FidVIPVaIS	JAspForty	JAspGlTechS2	JAspGlTechS	JAspIntGroS2	JAspIntGroS
Investment activity:
Reinvested dividends	$17,689	—	6,162	410	252	76	3,586	358
Mortality and expense risk charges (note 2)	(16,575)	(14,720)	(17,588)	(3,139)	(656)	(356)	(12,190)	(1,224)

Net investment income (loss)	1,114	(14,720)	(11,426)	(2,729)	(404)	(280)	(8,604)	(866)

Proceeds from mutual fund shares sold	617,098	408,304	1,106,480	50,551	142,536	5,244	392,244	67,194
Cost of mutual fund shares sold	(600,955)	(253,764)	(1,094,452)	(36,016)	(131,432)	(4,600)	(288,581)	(26,288)

Realized gain (loss) on investments	16,143	154,540	12,028	14,535	11,104	644	103,663	40,906
Change in unrealized gain (loss)on investments	18,370	52,253	(103,907)	52,347	(5,792)	3,965	96,691	(22,642)

Net gain (loss) on investments	34,513	206,793	(91,879)	66,882	5,312	4,609	200,354	18,264

Reinvested capital gains	—	—	49,686	—	—	—	—	—

Net increase (decrease) in contract owners’equity resulting from operations	$35,627	192,073	(53,619)	64,153	4,908	4,329	191,750	17,398

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	JPM2MdCap	LBTShrtDBd	NVITEmMrkts3	NVITGlUtl3	NVITIntGro3	NVITWLead3	NVITGlFin3	NVITGlHlth3
Investment activity:
Reinvested dividends	$14,235	130,198	6,882	10,763	1,830	464	2,711	134
Mortality and expense risk charges (note 2)	(10,693)	(68,435)	(13,941)	(6,357)	(15,107)	(1,554)	(2,343)	(2,967)

Net investment income (loss)	3,542	61,763	(7,059)	4,406	(13,277)	(1,090)	368	(2,833)

Proceeds from mutual fund shares sold	1,506,034	804,849	213,781	129,802	517,151	140,767	245,501	92,575
Cost of mutual fund shares sold	(1,265,735)	(822,106)	(147,932)	(107,698)	(391,477)	(128,376)	(252,436)	(87,012)

Realized gain (loss) on investments	240,299	(17,257)	65,849	22,104	125,674	12,391	(6,935)	5,563
Change in unrealized gain (loss)on investments	(205,677)	105,460	172,184	(41,175)	(85,977)	2,812	(2,129)	13,738

Net gain (loss) on investments	34,622	88,203	238,033	(19,071)	39,697	15,203	(9,064)	19,301

Reinvested capital gains	71,808	—	108,272	88,038	35,399	—	11,008	3,978

Net increase (decrease) in contract owners’equity resulting from operations	$109,972	149,966	339,246	73,373	61,819	14,113	2,312	20,446

	NVITGlTech3	NVITGvtBd	NVITGrowth	NVITIntVal3	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2
Investment activity:
Reinvested dividends	$—	254,760	1,245	79,774	3,119	11,876	33,268	16,397
Mortality and expense risk charges (note 2)	(394)	(85,998)	(10,836)	(53,192)	(2,336)	(4,215)	(17,771)	(10,723)

Net investment income (loss)	(394)	168,762	(9,591)	26,582	783	7,661	15,497	5,674

Proceeds from mutual fund shares sold	64,696	3,144,971	253,179	3,396,486	2,366	191,902	186,413	119,632
Cost of mutual fund shares sold	(53,181)	(3,324,576)	(147,158)	(3,274,882)	(1,984)	(188,304)	(155,781)	(92,489)

Realized gain (loss) on investments	11,515	(179,605)	106,021	121,604	382	3,598	30,632	27,143
Change in unrealized gain (loss) on investments	(6,734)	315,078	23,702	(191,758)	291	(3,633)	(24,931)	(22,425)

Net gain (loss) on investments	4,781	135,473	129,723	(70,154)	673	(35)	5,701	4,718

Reinvested capital gains	—	—	—	282,807	5,011	4,690	19,342	12,512

Net increase (decrease) in contract owners’equity resulting from operations	$4,387	304,235	120,132	239,235	6,467	12,316	40,540	22,904

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	NVITIDModCon2	NVITJPBal	NVITMdCpGr	NVITMidCap	NVITMyMkt	NVITSmCapGr	NVITSmCapVal	NVITSmComp
Investment activity:
Reinvested dividends	$20,131	182	—	68,913	401,819	—	27,539	3,575
Mortality and expense risk charges (note 2)	(10,209)	(118)	(4,469)	(75,441)	(126,476)	(2,193)	(40,500)	(64,662)

Net investment income (loss)	9,922	64	(4,469)	(6,528)	275,343	(2,193)	(12,961)	(61,087)

Proceeds from mutual fund shares sold	210,913	19,471	327,548	1,446,734	14,408,487	164,142	1,304,543	1,288,148
Cost of mutual fund shares sold	(190,767)	(18,689)	(280,078)	(1,234,462)	(14,408,487)	(143,756)	(1,106,025)	(1,153,301)

Realized gain (loss) on investments	20,146	782	47,470	212,272	—	20,386	198,518	134,847
Change in unrealized gain (loss)on investments	(24,107)	(496)	(26,268)	(210,720)	—	(2,559)	(638,907)	(550,926)

Net gain (loss) on investments	(3,961)	286	21,202	1,552	—	17,827	(440,389)	(416,079)

Reinvested capital gains	19,954	191	—	142,698	—	—	298,082	567,894

Net increase (decrease) in contract owners’equity resulting from operations	$25,915	541	16,733	137,722	275,343	15,634	(155,268)	90,728

	NVITNWFund	NVITNWLead3	NVITUSGro3	NVITVKVal2	NVITMltSec	NBTAGro	NBTAGuard	NBTAPart
Investment activity:
Reinvested dividends	$22,076	4,984	—	14,913	60,433	—	1,038	20,193
Mortality and expense risk charges (note 2)	(31,344)	(19,001)	(1,192)	(15,953)	(21,337)	(15,095)	(6,489)	(63,342)

Net investment income (loss)	(9,268)	(14,017)	(1,192)	(1,040)	39,096	(15,095)	(5,451)	(43,149)

Proceeds from mutual fund shares sold	425,035	2,628,095	120,985	283,478	3,362,703	213,333	183,809	3,204,673
Cost of mutual fund shares sold	(251,711)	(2,633,206)	(112,514)	(263,077)	(3,345,508)	(115,425)	(114,789)	(3,030,598)

Realized gain (loss) on investments	173,324	(5,111)	8,471	20,401	17,195	97,908	69,020	174,075
Change in unrealized gain (loss) on investments	(121,878)	63,363	4,669	(100,869)	(15,074)	111,956	(34,839)	(195,172)

Net gain (loss) on investments	51,446	58,252	13,140	(80,468)	2,121	209,864	34,181	(21,097)

Reinvested capital gains	100,032	68,011	—	42,161	50	—	—	315,991

Net increase (decrease) in contract owners’equity resulting from operations	$142,210	112,246	11,948	(39,347)	41,267	194,769	28,730	251,745

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	NBTSocRes	OppBal	OppCapAp	OppBdFd	OppGlSec3	OppGlSec	OppMSt	OppMidCap
Investment activity:
Reinvested dividends	$88	57,390	3,436	176,652	36,823	59,020	4,339	—
Mortality and expense risk charges (note 2)	(1,533)	(31,424)	(20,300)	(49,899)	(39,890)	(62,446)	(5,501)	(2,951)

Net investment income (loss)	(1,445)	25,966	(16,864)	126,753	(3,067)	(3,426)	(1,162)	(2,951)

Proceeds from mutual fund shares sold	17,154	503,703	520,863	520,421	703,754	882,961	162,471	58,372
Cost of mutual fund shares sold	(14,104)	(470,987)	(371,560)	(513,150)	(585,239)	(427,056)	(115,890)	(47,245)

Realized gain (loss) on investments	3,050	32,716	149,303	7,271	118,515	455,905	46,581	11,127
Change in unrealized gain (loss) on investments	3,289	(181,155)	30,059	(39,755)	(111,834)	(451,606)	(31,656)	2,552

Net gain (loss) on investments	6,339	(148,439)	179,362	(32,484)	6,681	4,299	14,925	13,679

Reinvested capital gains	332	179,481	—	—	134,063	214,539	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$5,226	57,008	162,498	94,269	137,677	215,412	13,763	10,728

	DrySRGro	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt	VEWrldHAsR1	VEWrldHAs	VKUEmMkt
Investment activity:
Reinvested dividends	$2,897	29,414	13,653	2,604	3,092	1,419	993	5,813
Mortality and expense risk charges (note 2)	(7,525)	(6,558)	(2,974)	(6,970)	(9,891)	(17,362)	(12,484)	(1,179)

Net investment income (loss)	(4,628)	22,856	10,679	(4,366)	(6,799)	(15,943)	(11,491)	4,634

Proceeds from mutual fund shares sold	176,460	114,061	59,920	432,617	192,898	543,244	64,113	14,733
Cost of mutual fund shares sold	(118,577)	(124,170)	(65,116)	(351,258)	(94,332)	(401,480)	(27,209)	(13,481)

Realized gain (loss) on investments	57,883	(10,109)	(5,196)	81,359	98,566	141,764	36,904	1,252
Change in unrealized gain (loss) on investments	(19,332)	19,661	9,359	(34,570)	(9,072)	130,759	184,602	(4,610)

Net gain (loss) on investments	38,551	9,552	4,163	46,789	89,494	272,523	221,506	(3,358)

Reinvested capital gains	—	—	—	102,858	122,147	138,463	96,872	2,484

Net increase (decrease) in contract owners’ equity resulting from operations	$33,923	32,408	14,842	145,281	204,842	395,043	306,887	3,760

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

	VKUUSRE	WFVDisc	WFVOpp
Investment activity:
Reinvested dividends	$49,480	—	20,927
Mortality and expense risk charges (note 2)	(66,859)	(7,615)	(50,429)

Net investment income (loss)	(17,379)	(7,615)	(29,502)

Proceeds from mutual fund shares sold	1,618,415	155,864	751,659
Cost of mutual fund shares sold	(778,245)	(82,684)	(523,774)

Realized gain (loss) on investments	840,170	73,180	227,885
Change in unrealized gain (loss) on investments	(1,984,690)	33,050	(502,395)

Net gain (loss) on investments	(1,144,520)	106,230	(274,510)

Reinvested capital gains	386,397	—	490,405

Net increase (decrease) in contract owners’ equity resulting from operations	$(775,502)	98,615	186,393

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPBal		ACVPCapAp		ACVPIncGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$911,051	1,347,501	11,819	10,166	(8,275)	(7,109)	6,134	31,290
Realized gain (loss) on investments	11,189,766	12,251,229	90,624	59,152	84,643	46,929	64,589	263,961
Change in unrealized gain (loss) on investments	(12,346,136)	(1,340,568)	(129,771)	(45,156)	124,499	23,240	(67,969)	(78,492)
Reinvested capital gains	11,368,968	7,472,523	87,160	127,954	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	11,123,649	19,730,685	59,832	152,116	200,867	63,060	2,754	216,759

Equity transactions:
Purchase payments received from contract owners (note 3)	1,778,857	1,366,174	2,092	3,485	135	180	3,932	15,661
Transfers between funds	—	—	(18,251)	(53,653)	165,527	10,761	(156,666)	(1,815,295)
Redemptions (note 3)	(28,524,965)	(25,343,431)	(378,234)	(337,784)	(116,941)	(54,711)	(165,221)	(308,981)
Annuity benefits	(1,035)	(6,915)	—	—	—	—	—	—
Adjustments to maintain reserves	(618)	(719)	(22)	8	1	(28)	(9)	16

Net equity transactions	(26,747,761)	(23,984,891)	(394,415)	(387,944)	48,722	(43,798)	(317,964)	(2,108,599)

Net change in contract owners’ equity	(15,624,112)	(4,254,206)	(334,583)	(235,828)	249,589	19,262	(315,210)	(1,891,840)
Contract owners’ equity beginning of period	180,295,968	184,550,174	1,775,074	2,010,902	478,921	459,659	1,245,016	3,136,856

Contract owners’ equity end of period	$164,671,856	180,295,968	1,440,491	1,775,074	728,510	478,921	929,806	1,245,016

CHANGES IN UNITS:
Beginning units	9,631,242	11,215,473	99,945	122,320	33,133	36,737	92,692	269,493

Units purchased	4,015,927	4,834,061	2,519	7,992	13,110	8,884	3,351	7,592
Units redeemed	(5,245,057)	(6,418,292)	(24,029)	(30,367)	(11,165)	(12,488)	(25,747)	(184,393)

Ending units	8,402,112	9,631,242	78,435	99,945	35,078	33,133	70,296	92,692

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPInflPro2		ACVPInt		ACVPInt3		ACVPUltra
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$58,171	37,982	(11,080)	4,048	(4,396)	1,891	(183)	(179)
Realized gain (loss) on investments	(21,882)	(23,608)	186,058	89,521	104,476	126,787	559	(595)
Change in unrealized gain (loss) on investments	102,957	(22,122)	55,738	233,332	(10,002)	22,793	(103)	(162)
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	139,246	(7,748)	230,716	326,901	90,078	151,471	273	(936)

Equity transactions:
Purchase payments received from contract owners (note 3)	—	8,909	—	—	5,906	14,259	(20)	—
Transfers between funds	19,765	(385,755)	(90,294)	(101,360)	(36,808)	17,298	100,588	(22,424)
Redemptions (note 3)	(184,652)	(183,605)	(332,324)	(193,891)	(168,492)	(257,573)	(637)	(12,436)
Annuity benefits	(144)	(24)	—	—	—	—	—	—
Adjustments to maintain reserves	(114)	221	5	(5)	(17)	22	1	—

Net equity transactions	(165,145)	(560,254)	(422,613)	(295,256)	(199,411)	(225,994)	99,932	(34,860)

Net change in contract owners’ equity	(25,899)	(568,002)	(191,897)	31,645	(109,333)	(74,523)	100,205	(35,796)
Contract owners’ equity beginning of period	1,937,219	2,505,221	1,611,004	1,579,359	647,182	721,705	1,898	37,694

Contract owners’ equity end of period	$1,911,320	1,937,219	1,419,107	1,611,004	537,849	647,182	102,103	1,898

CHANGES IN UNITS:
Beginning units	181,152	234,776	76,162	92,002	42,134	57,895	185	3,503

Units purchased	35,061	54,282	—	—	5,145	10,690	8,813	1,649
Units redeemed	(50,568)	(107,906)	(18,493)	(15,840)	(17,180)	(26,451)	(651)	(4,967)

Ending units	165,645	181,152	57,669	76,162	30,099	42,134	8,347	185

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	ACVPVal		CSTGlobSmCp		CSTIntFoc		CSTSmCapGr
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$25,952	(7,141)	(1,743)	(1,853)	(3,629)	(3,645)	(18,409)	(21,872)
Realized gain (loss) on investments	331,736	408,424	449	(367)	80,056	24,143	121,614	114,657
Change in unrealized gain (loss) on investments	(1,144,032)	68,811	(4,785)	15,012	44,498	107,890	(122,736)	(42,931)
Reinvested capital gains	686,625	570,839	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	(99,719)	1,040,933	(6,079)	12,792	120,925	128,388	(19,531)	49,854

Equity transactions:
Purchase payments received from contract owners (note 3)	51,926	20,128	—	—	—	—	10,959	9,025
Transfers between funds	(3,492,754)	1,878,894	—	(11,384)	(486)	(11,779)	(39,143)	(82,806)
Redemptions (note 3)	(845,356)	(941,084)	(2,646)	(12,825)	(167,221)	(48,362)	(223,064)	(170,214)
Annuity benefits	(44)	(7)	—	—	—	—	—	—
Adjustments to maintain reserves	(35)	33	(37)	35	5	1	(1)	(30)

Net equity transactions	(4,286,263)	957,964	(2,683)	(24,174)	(167,702)	(60,140)	(251,249)	(244,025)

Net change in contract owners’ equity	(4,385,982)	1,998,897	(8,762)	(11,382)	(46,777)	68,248	(270,780)	(194,171)
Contract owners’ equity beginning of period	8,573,319	6,574,422	117,590	128,972	853,063	784,815	1,362,315	1,556,486

Contract owners’ equity end of period	$4,187,337	8,573,319	108,828	117,590	806,286	853,063	1,091,535	1,362,315

CHANGES IN UNITS:
Beginning units	348,798	312,800	7,775	9,514	60,904	65,522	96,489	113,827

Units purchased	10,136	126,859	—	—	—	—	1,156	3,633
Units redeemed	(176,701)	(90,861)	(172)	(1,739)	(10,803)	(4,618)	(18,531)	(20,971)

Ending units	182,233	348,798	7,603	7,775	50,101	60,904	79,114	96,489

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryIPSmCap		DryStkIx		DryVApp		DryVGroInc
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(11,355)	(6,215)	27,261	19,817	1,358	3,528	(5,287)	(5,516)
Realized gain (loss) on investments	22,055	47,043	1,019,816	1,255,621	57,134	64,187	65,338	12,718
Change in unrealized gain (loss) on investments	(79,265)	7,767	(679,295)	355,718	1,173	94,075	(46,609)	90,636
Reinvested capital gains	39,618	9,302	—	—	—	—	35,998	—

Net increase (decrease) in contract owners’ equity resulting from operations	(28,947)	57,897	367,782	1,631,156	59,665	161,790	49,440	97,838

Equity transactions:
Purchase payments received from contract owners (note 3)	30,007	7,180	164,021	153,058	3,572	293	—	128
Transfers between funds	69,484	610,695	977,039	(1,757,439)	(7,845)	(404,280)	(49,807)	(37,768)
Redemptions (note 3)	(155,883)	(132,350)	(1,606,478)	(1,876,488)	(211,191)	(96,180)	(137,773)	(97,386)
Annuity benefits	—	—	(86)	(3,627)	—	—	—	—
Adjustments to maintain reserves	(32)	15	(118)	(97)	(12)	(10)	22	(18)

Net equity transactions	(56,424)	485,540	(465,622)	(3,484,593)	(215,476)	(500,177)	(187,558)	(135,044)

Net change in contract owners’ equity	(85,371)	543,437	(97,840)	(1,853,437)	(155,811)	(338,387)	(138,118)	(37,206)
Contract owners’ equity beginning of period	982,741	439,304	12,239,472	14,092,909	1,142,058	1,480,445	800,111	837,317

Contract owners’ equity end of period	$897,370	982,741	12,141,632	12,239,472	986,247	1,142,058	661,993	800,111

CHANGES IN UNITS:
Beginning units	66,526	33,532	556,906	729,791	75,874	112,905	56,052	66,200

Units purchased	24,241	70,953	84,520	31,879	3,158	5,685	277	485
Units redeemed	(28,715)	(37,959)	(108,789)	(204,764)	(16,967)	(42,716)	(12,932)	(10,633)

Ending units	62,052	66,526	532,637	556,906	62,065	75,874	43,397	56,052

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FidVIPEI		FidVIPGr		FidVIPHI
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$18,433	12,981	58,211	279,353	(35,179)	(63,650)	246,953	677,168
Realized gain (loss) on investments	(771)	(4,182)	1,257,688	838,262	854,800	780,855	93,539	(163,727)
Change in unrealized gain (loss) on investments	4,781	5,376	(2,620,584)	(354,362)	448,264	(452,939)	(146,862)	315,876
Reinvested capital gains	—	—	1,258,647	1,799,519	4,623	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	22,443	14,175	(46,038)	2,562,772	1,272,508	264,266	193,630	829,317

Equity transactions:
Purchase payments received from contract owners (note 3)	2,558	18,626	111,275	96,920	8,131	38,896	10,928	25,887
Transfers between funds	60,427	74,157	1,438,621	435,107	(19,200)	(1,129,535)	(5,808,794)	125,862
Redemptions (note 3)	(48,870)	(85,406)	(2,233,848)	(2,166,761)	(958,681)	(1,136,073)	(878,975)	(1,028,994)
Annuity benefits	—	—	(114)	(18)	—	(3,135)	—	—
Adjustments to maintain reserves	10	(14)	(61)	(11)	(36)	(80)	(6)	49

Net equity transactions	14,125	7,363	(684,127)	(1,634,763)	(969,786)	(2,229,927)	(6,676,847)	(877,196)

Net change in contract owners’ equity	36,568	21,538	(730,165)	928,009	302,722	(1,965,661)	(6,483,217)	(47,879)
Contract owners’ equity beginning of period	584,663	563,125	15,694,310	14,766,301	5,280,016	7,245,677	10,794,658	10,842,537

Contract owners’ equity end of period	$621,231	584,663	14,964,145	15,694,310	5,582,738	5,280,016	4,311,441	10,794,658

CHANGES IN UNITS:
Beginning units	50,736	50,161	688,451	767,364	293,427	423,840	829,172	913,041

Units purchased	11,934	22,100	110,159	66,563	64,430	8,656	473,024	913,271
Units redeemed	(10,758)	(21,525)	(142,517)	(145,476)	(109,884)	(139,069)	(975,231)	(997,140)

Ending units	51,912	50,736	656,093	688,451	247,973	293,427	326,965	829,172

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOv		FidVIPOvR		FidVIPAM		FidVIPCon
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$23,896	(7,067)	46,225	(11,171)	168,765	48,417	(117,695)	(23,408)
Realized gain (loss) on investments	111,862	38,409	209,999	155,712	29,474	(56,521)	1,945,539	1,315,526
Change in unrealized gain (loss) on investments	(34,468)	150,184	(40,828)	152,051	190,694	222,896	(3,632,371)	(1,129,055)
Reinvested capital gains	90,224	7,657	156,202	12,897	106,851	—	4,787,364	1,605,648

Net increase (decrease) in contract owners’ equity resulting from operations	191,514	189,183	371,598	309,489	495,784	214,792	2,982,837	1,768,711

Equity transactions:
Purchase payments received from contract owners (note 3)	13	—	5,095	19,376	5,019	24,882	170,026	138,922
Transfers between funds	(80,648)	(5,627)	371,293	132,196	(148,747)	(2,097)	(180,750)	2,515,855
Redemptions (note 3)	(169,981)	(90,503)	(327,605)	(127,292)	(577,442)	(387,296)	(3,332,826)	(2,007,547)
Annuity benefits	—	—	(81)	(12)	—	—	(122)	(19)
Adjustments to maintain reserves	(54)	4	(16)	(44)	(16)	1	30	(70)

Net equity transactions	(250,670)	(96,126)	48,686	24,224	(721,186)	(364,510)	(3,343,642)	647,141

Net change in contract owners’ equity	(59,156)	93,057	420,284	333,713	(225,402)	(149,718)	(360,805)	2,415,852
Contract owners’ equity beginning of period	1,311,110	1,218,053	2,287,748	1,954,035	3,832,947	3,982,665	20,175,263	17,759,411

Contract owners’ equity end of period	$1,251,954	1,311,110	2,708,032	2,287,748	3,607,545	3,832,947	19,814,458	20,175,263

CHANGES IN UNITS:
Beginning units	66,548	71,947	137,063	136,227	223,190	245,278	684,496	663,447

Units purchased	—	—	32,180	38,420	809	15,282	31,183	143,359
Units redeemed	(11,579)	(5,399)	(28,944)	(37,584)	(39,441)	(37,370)	(135,545)	(122,310)

Ending units	54,969	66,548	140,299	137,063	184,558	223,190	580,134	684,496

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPIGBdS		FidVIPGrOp		FidVIPVaIS		JAspForty
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$1,114	1,042	(14,720)	(9,435)	(11,426)	(3,262)	(2,729)	(3,140)
Realized gain (loss) on investments	16,143	41,008	154,540	195,434	12,028	(476)	14,535	30,810
Change in unrealized gain (loss) on investments	18,370	17,049	52,253	(163,431)	(103,907)	(10,492)	52,347	(11,265)
Reinvested capital gains	—	774	—	—	49,686	70,173	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	35,627	59,873	192,073	22,568	(53,619)	55,943	64,153	16,405

Equity transactions:
Purchase payments received from contract owners (note 3)	209,046	10,853	—	146	31,661	202	—	591
Transfers between funds	1,589,838	125,946	(78,811)	(586,717)	632,606	(11,127)	70,321	(109,301)
Redemptions (note 3)	(349,540)	(132,294)	(263,783)	(82,195)	(117,689)	(44,558)	(42,984)	(55,777)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	(8)	(12)	(3)	(42)	19	25	(8)	(7)

Net equity transactions	1,449,336	4,493	(342,597)	(668,808)	546,597	(55,458)	27,329	(164,494)

Net change in contract owners’ equity	1,484,963	64,366	(150,524)	(646,240)	492,978	485	91,482	(148,089)
Contract owners’ equity beginning of period	387,050	322,684	1,147,757	1,793,997	440,800	440,315	199,435	347,524

Contract owners’ equity end of period	$1,872,013	387,050	997,233	1,147,757	933,778	440,800	290,917	199,435

CHANGES IN UNITS:
Beginning units	35,980	30,834	103,990	168,929	29,317	33,536	24,203	45,354

Units purchased	188,866	136,971	4,621	591	95,630	14,164	7,531	6,593
Units redeemed	(55,387)	(131,825)	(34,178)	(65,530)	(65,266)	(18,383)	(5,513)	(27,744)

Ending units	169,459	35,980	74,433	103,990	59,681	29,317	26,221	24,203

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspGlTechS2		JAspGlTechS		JAspIntGroS2		JAspIntGroS
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(404)	(386)	(280)	(460)	(8,604)	5,142	(866)	275
Realized gain (loss) on investments	11,104	1,393	644	504	103,663	47,471	40,906	21,390
Change in unrealized gain (loss) on investments	(5,792)	2,307	3,965	2,505	96,691	104,978	(22,642)	13,741
Reinvested capital gains	—	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	4,908	3,314	4,329	2,549	191,750	157,591	17,398	35,406

Equity transactions:
Purchase payments received from contract owners (note 3)	42	293	—	—	—	13	—	—
Transfers between funds	40,136	14,289	—	(127)	155,697	565,417	(1,163)	(43,018)
Redemptions (note 3)	(1,323)	(659)	(4,883)	(30,153)	(101,722)	(128,629)	(64,803)	(5,351)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	(14)	—	(1)	(5)	(10)	25	(3)	(6)

Net equity transactions	38,841	13,923	(4,884)	(30,285)	53,965	436,826	(65,969)	(48,375)

Net change in contract owners’ equity	43,749	17,237	(555)	(27,736)	245,715	594,417	(48,571)	(12,969)
Contract owners’ equity beginning of period	38,062	20,825	24,485	52,221	721,689	127,272	100,465	113,434

Contract owners’ equity end of period	$81,811	38,062	23,930	24,485	967,404	721,689	51,894	100,465

CHANGES IN UNITS:
Beginning units	3,194	1,859	6,069	13,755	31,985	8,155	7,930	12,939

Units purchased	12,959	2,017	—	—	17,989	33,998	—	—
Units redeemed	(10,431)	(682)	(1,123)	(7,686)	(16,002)	(10,168)	(4,683)	(5,009)

Ending units	5,722	3,194	4,946	6,069	33,972	31,985	3,247	7,930

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPM2MdCap		LBTShrtDBd		NVITEmMrkts3		NVITGlUtl3
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$3,542	(21,966)	61,763	65,478	(7,059)	(4,996)	4,406	4,092
Realized gain (loss) on investments	240,299	314,337	(17,257)	(126,970)	65,849	76,567	22,104	3,518
Change in unrealized gain (loss) on investments	(205,677)	(1,403)	105,460	186,945	172,184	68,113	(41,175)	58,891
Reinvested capital gains	71,808	49,959	—	—	108,272	9,061	88,038	23,484

Net increase (decrease) in contract owners’ equity resulting from operations	109,972	340,927	149,966	125,453	339,246	148,745	73,373	89,985

Equity transactions:
Purchase payments received from contract owners (note 3)	—	88	4,912	27,098	2,558	1,683	—	—
Transfers between funds	(1,468,411)	(1,897,298)	422,324	(1,857,040)	272,880	222,684	7,981	162,864
Redemptions (note 3)	(26,933)	(140,804)	(491,933)	(545,339)	(114,750)	(130,751)	(52,860)	(15,903)
Annuity benefits	—	—	(264)	(44)	—	—	—	—
Adjustments to maintain reserves	(9)	18	5	(164)	(47)	3	7	(2)

Net equity transactions	(1,495,353)	(2,037,996)	(64,956)	(2,375,489)	160,641	93,619	(44,872)	146,959

Net change in contract owners’ equity	(1,385,381)	(1,697,069)	85,010	(2,250,036)	499,887	242,364	28,501	236,944
Contract owners’ equity beginning of period	1,589,771	3,286,840	4,580,937	6,830,973	721,693	479,329	442,502	205,558

Contract owners’ equity end of period	$204,390	1,589,771	4,665,947	4,580,937	1,221,580	721,693	471,003	442,502

CHANGES IN UNITS:
Beginning units	112,774	268,485	343,659	526,675	28,211	25,233	23,063	14,528

Units purchased	—	1,084	70,615	77,287	12,743	23,469	3,750	10,071
Units redeemed	(98,413)	(156,795)	(75,221)	(260,303)	(7,661)	(20,491)	(6,121)	(1,536)

Ending units	14,361	112,774	339,053	343,659	33,293	28,211	20,692	23,063

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIntGro3		NVITWLead3		NVITGlFin3		NVITGlHlth3
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(13,277)	(1,040)	(1,090)	(428)	368	345	(2,833)	(3,479)
Realized gain (loss) on investments	125,674	44,477	12,391	6,315	(6,935)	1,682	5,563	2,687
Change in unrealized gain (loss) on investments	(85,977)	31,021	2,812	(495)	(2,129)	(10,953)	13,738	4,871
Reinvested capital gains	35,399	662	—	—	11,008	26,393	3,978	—

Net increase (decrease) in contract owners’ equity resulting from operations	61,819	75,120	14,113	5,392	2,312	17,467	20,446	4,079

Equity transactions:
Purchase payments received from contract owners (note 3)	143,739	7,200	—	—	—	—	—	2,321
Transfers between funds	2,797,518	94,469	39,415	(5,631)	(150,049)	186,094	65,205	(11,411)
Redemptions (note 3)	(316,666)	(62,408)	(12,241)	(1,810)	(42,561)	(9,352)	(47,390)	(80,007)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	15	30	21	(24)	(15)	(4)	(21)	18

Net equity transactions	2,624,606	39,291	27,195	(7,465)	(192,625)	176,738	17,794	(89,079)

Net change in contract owners’ equity	2,686,425	114,411	41,308	(2,073)	(190,313)	194,205	38,240	(85,000)
Contract owners’ equity beginning of period	338,005	223,594	33,298	35,371	245,944	51,739	176,703	261,703

Contract owners’ equity end of period	$3,024,430	338,005	74,606	33,298	55,631	245,944	214,943	176,703

CHANGES IN UNITS:
Beginning units	17,241	14,944	1,974	2,600	13,259	3,308	13,792	20,675

Units purchased	126,609	14,780	8,953	6,643	2,587	11,765	7,802	7,417
Units redeemed	(20,725)	(12,483)	(7,185)	(7,269)	(12,768)	(1,814)	(6,558)	(14,300)

Ending units	123,125	17,241	3,742	1,974	3,078	13,259	15,036	13,792

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlTech3		NVITGvtBd		NVITGrowth		NVITIntVal3
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(394)	(406)	168,762	157,717	(9,591)	(12,614)	26,582	13,098
Realized gain (loss) on investments	11,515	563	(179,605)	(127,411)	106,021	106,937	121,604	98,630
Change in unrealized gain (loss) on investments	(6,734)	2,531	315,078	58,647	23,702	(59,692)	(191,758)	127,689
Reinvested capital gains	—	—	—	48,401	—	—	282,807	249,683

Net increase (decrease) in contract owners’ equity resulting from operations	4,387	2,688	304,235	137,354	120,132	34,631	239,235	489,100

Equity transactions:
Purchase payments received from contract owners (note 3)	25	—	233,317	60,016	4,161	8,652	2,877	17
Transfers between funds	28,308	13,561	(968,126)	2,277,944	(104,550)	(74,475)	(3,046,314)	3,174,793
Redemptions (note 3)	(50,559)	(395)	(1,258,394)	(913,984)	(97,055)	(221,654)	(257,751)	(316,401)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	1	(5)	(19)	19	(13)	(17)	(45)	(328)

Net equity transactions	(22,225)	13,161	(1,993,222)	1,423,995	(197,457)	(287,494)	(3,301,233)	2,858,081

Net change in contract owners’ equity	(17,838)	15,849	(1,688,987)	1,561,349	(77,325)	(252,863)	(3,061,998)	3,347,181
Contract owners’ equity beginning of period	39,745	23,896	6,441,461	4,880,112	787,722	1,040,585	4,343,044	995,863

Contract owners’ equity end of period	$21,907	39,745	4,752,474	6,441,461	710,397	787,722	1,281,046	4,343,044

CHANGES IN UNITS:
Beginning units	3,309	2,178	418,204	322,687	68,796	95,090	199,103	55,229

Units purchased	2,544	1,379	75,548	205,491	3,501	2,473	2,132	258,763
Units redeemed	(4,313)	(248)	(201,556)	(109,974)	(19,630)	(28,767)	(143,335)	(114,889)

Ending units	1,540	3,309	292,196	418,204	52,667	68,796	57,900	199,103

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDAgg2		NVITIDCon2		NVITIDMod2		NVITIDModAg2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$783	750	7,661	6,581	15,497	9,717	5,674	4,862
Realized gain (loss) on investments	382	4,229	3,598	(6,461)	30,632	22,471	27,143	54,017
Change in unrealized gain (loss) on investments	291	15,179	(3,633)	9,685	(24,931)	51,508	(22,425)	18,256
Reinvested capital gains	5,011	2,420	4,690	5,857	19,342	7,570	12,512	8,765

Net increase (decrease) in contract owners’ equity resulting from operations	6,467	22,578	12,316	15,662	40,540	91,266	22,904	85,900

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	—	—	—	—	960	320
Transfers between funds	7,178	(30,358)	101,597	(19,410)	280,087	311,072	196,094	10,476
Redemptions (note 3)	(32)	—	(6,586)	(38,709)	(39,576)	(108,870)	(94,880)	(117,543)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	(3)	4	5	—	7	(29)	(17)	2

Net equity transactions	7,143	(30,354)	95,016	(58,119)	240,518	202,173	102,157	(106,745)

Net change in contract owners’ equity	13,610	(7,776)	107,332	(42,457)	281,058	293,439	125,061	(20,845)
Contract owners’ equity beginning of period	150,067	157,843	374,113	416,570	1,113,976	820,537	687,151	707,996

Contract owners’ equity end of period	$163,677	150,067	481,445	374,113	1,395,034	1,113,976	812,212	687,151

CHANGES IN UNITS:
Beginning units	10,205	12,363	32,297	37,627	84,904	68,632	48,820	56,782

Units purchased	457	174	23,698	21,250	29,766	31,420	14,063	3,022
Units redeemed	(2)	(2,332)	(15,971)	(26,580)	(12,551)	(15,148)	(7,717)	(10,984)

Ending units	10,660	10,205	40,024	32,297	102,119	84,904	55,166	48,820

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModCon2		NVITJPBal		NVITMdCpGr		NVITMidCap
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$9,922	7,139	64	137	(4,469)	(9,689)	(6,528)	(11,396)
Realized gain (loss) on investments	20,146	3,119	782	1,218	47,470	172,179	212,272	552,786
Change in unrealized gain (loss) on investments	(24,107)	19,188	(496)	514	(26,268)	(45,583)	(210,720)	(273,654)
Reinvested capital gains	19,954	7,366	191	—	—	—	142,698	62,769

Net increase (decrease) in contract owners’ equity resulting from operations	25,915	36,812	541	1,869	16,733	116,907	137,722	330,505

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	—	—	1,005	1,687	175,198	4,610
Transfers between funds	(7,199)	4,139	(5,574)	1,381	63,257	(1,100,519)	1,905,360	1,033,633
Redemptions (note 3)	(10,248)	(19,654)	(1,741)	(564)	(92,908)	(130,972)	(736,940)	(439,173)
Annuity benefits	—	—	—	—	—	—	(46)	(7)
Adjustments to maintain reserves	17	(12)	(1)	(1)	(8)	(10)	(12)	(43)

Net equity transactions	(17,430)	(15,527)	(7,316)	816	(28,654)	(1,229,814)	1,343,560	599,020

Net change in contract owners’ equity	8,485	21,285	(6,775)	2,685	(11,921)	(1,112,907)	1,481,282	929,525
Contract owners’ equity beginning of period	576,432	555,147	6,775	4,090	284,919	1,397,826	4,484,571	3,555,046

Contract owners’ equity end of period	$584,917	576,432	—	6,775	272,998	284,919	5,965,853	4,484,571

CHANGES IN UNITS:
Beginning units	46,542	47,896	566	378	45,025	239,269	292,850	251,452

Units purchased	14,373	988	972	9,178	42,026	20,234	164,974	205,607
Units redeemed	(15,642)	(2,342)	(1,538)	(8,990)	(46,892)	(214,478)	(90,254)	(164,209)

Ending units	45,273	46,542	—	566	40,159	45,025	367,570	292,850

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMyMkt		NVITSmCapGr		NVITSmCapVal		NVITSmComp
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$275,343	243,637	(2,193)	(3,669)	(12,961)	(36,070)	(61,087)	(90,259)
Realized gain (loss) on investments	—	—	20,386	45,620	198,518	389,674	134,847	912,216
Change in unrealized gain (loss) on investments	—	—	(2,559)	(26,895)	(638,907)	(104,063)	(550,926)	(308,871)
Reinvested capital gains	—	—	—	—	298,082	256,768	567,894	129,626

Net increase (decrease) in contract owners’ equity resulting from operations	275,343	243,637	15,634	15,056	(155,268)	506,309	90,728	642,712

Equity transactions:
Purchase payments received from contract owners (note 3)	201,398	456,546	—	4,974	14,676	10,411	7,305	34,075
Transfers between funds	8,446,077	2,887,435	(17,210)	(146,000)	(764,657)	(292,634)	(513,466)	(2,517,306)
Redemptions (note 3)	(3,381,155)	(2,584,076)	(111,787)	(59,557)	(453,331)	(541,943)	(639,772)	(673,129)
Annuity benefits	(46)	(8)	—	—	(42)	(7)	(46)	(7)
Adjustments to maintain reserves	219	(36)	(7)	4	(10)	(19)	(17)	11

Net equity transactions	5,266,493	759,861	(129,004)	(200,579)	(1,203,364)	(824,192)	(1,145,996)	(3,156,356)

Net change in contract owners’ equity	5,541,836	1,003,498	(113,370)	(185,523)	(1,358,632)	(317,883)	(1,055,268)	(2,513,644)
Contract owners’ equity beginning of period	6,649,429	5,645,931	193,304	378,827	3,348,895	3,666,778	4,766,357	7,280,001

Contract owners’ equity end of period	$12,191,265	6,649,429	79,934	193,304	1,990,263	3,348,895	3,711,089	4,766,357

CHANGES IN UNITS:
Beginning units	529,849	463,511	25,971	51,769	149,493	189,246	149,854	252,760

Units purchased	1,687,345	1,507,923	4,110	9,348	3,152	27,899	3,171	22,647
Units redeemed	(1,276,425)	(1,441,585)	(20,151)	(35,146)	(55,817)	(67,652)	(37,097)	(125,553)

Ending units	940,769	529,849	9,930	25,971	96,828	149,493	115,928	149,854

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITNWFund		NVITNWLead3		NVITUSGro3		NVITVKVal2
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(9,268)	(9,299)	(14,017)	(7,094)	(1,192)	(1,482)	(1,040)	1,851
Realized gain (loss) on investments	173,324	193,654	(5,111)	(330)	8,471	(1,769)	20,401	16,644
Change in unrealized gain (loss) on investments	(121,878)	77,246	63,363	(82,391)	4,669	1,895	(100,869)	44,180
Reinvested capital gains	100,032	—	68,011	185,820	—	1,847	42,161	28,473

Net increase (decrease) in contract owners’ equity resulting from operations	142,210	261,601	112,246	96,005	11,948	491	(39,347)	91,148

Equity transactions:
Purchase payments received from contract owners (note 3)	1,075	1,844	—	—	—	—	4,750	1,750
Transfers between funds	(30,201)	(200,795)	(2,238,472)	2,293,337	13,089	(40,678)	78,310	780,991
Redemptions (note 3)	(358,954)	(337,896)	(31,600)	(2,165)	(54,605)	(45,618)	(167,598)	(94,764)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	10	(24)	(28)	16	(18)	10	8	6

Net equity transactions	(388,070)	(536,871)	(2,270,100)	2,291,188	(41,534)	(86,286)	(84,530)	687,983

Net change in contract owners’ equity	(245,860)	(275,270)	(2,157,854)	2,387,193	(29,586)	(85,795)	(123,877)	779,131
Contract owners’ equity beginning of period	2,222,373	2,497,643	2,576,162	188,969	73,559	159,354	1,014,802	235,671

Contract owners’ equity end of period	$1,976,513	2,222,373	418,308	2,576,162	43,973	73,559	890,925	1,014,802

CHANGES IN UNITS:
Beginning units	110,923	139,603	170,879	14,345	4,989	10,621	77,187	20,415

Units purchased	317	614	21,923	159,981	4,713	2,309	14,022	72,012
Units redeemed	(18,700)	(29,294)	(167,562)	(3,447)	(7,230)	(7,941)	(20,601)	(15,240)

Ending units	92,540	110,923	25,240	170,879	2,472	4,989	70,608	77,187

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMltSec		NBTAGro		NBTAGuard		NBTAPart
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$39,096	58,909	(15,095)	(13,976)	(5,451)	(4,634)	(43,149)	(26,166)
Realized gain (loss) on investments	17,195	(40,456)	97,908	73,136	69,020	72,382	174,075	863,543
Change in unrealized gain (loss) on investments	(15,074)	65,464	111,956	48,186	(34,839)	(5,954)	(195,172)	(1,062,248)
Reinvested capital gains	50	6,015	—	—	—	—	315,991	573,174

Net increase (decrease) in contract owners’ equity resulting from operations	41,267	89,932	194,769	107,346	28,730	61,794	251,745	348,303

Equity transactions:
Purchase payments received from contract owners (note 3)	3,257	4,166	(4)	3,258	3,616	5,226	39,538	3,227
Transfers between funds	107,591	(445,764)	46,742	59,501	(74,351)	(11,657)	(15,504)	102,175
Redemptions (note 3)	(344,088)	(364,722)	(126,199)	(145,980)	(95,761)	(159,588)	(505,558)	(629,320)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	5	(18)	12	(36)	(11)	3	(34)	(20)

Net equity transactions	(233,235)	(806,338)	(79,449)	(83,257)	(166,507)	(166,016)	(481,558)	(523,938)

Net change in contract owners’ equity	(191,968)	(716,406)	115,320	24,089	(137,777)	(104,222)	(229,813)	(175,635)
Contract owners’ equity beginning of period	1,788,086	2,504,492	957,070	932,981	512,887	617,109	3,352,363	3,527,998

Contract owners’ equity end of period	$1,596,118	1,788,086	1,072,390	957,070	375,110	512,887	3,122,550	3,352,363

CHANGES IN UNITS:
Beginning units	131,419	190,188	56,180	61,567	39,366	52,925	136,432	158,825

Units purchased	227,260	116,985	6,153	6,834	982	4,598	99,594	98,319
Units redeemed	(244,896)	(175,754)	(10,269)	(12,221)	(13,141)	(18,157)	(118,078)	(120,712)

Ending units	113,783	131,419	52,064	56,180	27,207	39,366	117,948	136,432

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTSocRes		OppBal		OppCapAp		OppBdFd
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(1,445)	(1,201)	25,966	16,623	(16,864)	(20,962)	126,753	152,504
Realized gain (loss) on investments	3,050	1,359	32,716	48,443	149,303	220,523	7,271	37,872
Change in unrealized gain (loss) on investments	3,289	8,639	(181,155)	35,775	30,059	(111,047)	(39,755)	(69,622)
Reinvested capital gains	332	1,136	179,481	110,786	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	5,226	9,933	57,008	211,627	162,498	88,514	94,269	120,754

Equity transactions:
Purchase payments received from contract owners (note 3)	—	600	2,754	11,691	8,526	5,757	11,070	17,716
Transfers between funds	(3,249)	19,433	(47,608)	(77,420)	(50,646)	(712,761)	326,790	(386,707)
Redemptions (note 3)	(2,005)	(454)	(369,819)	(458,902)	(343,811)	(292,381)	(413,479)	(516,183)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	21	(3)	19	(16)	(23)	(26)	(45)	5

Net equity transactions	(5,233)	19,576	(414,654)	(524,647)	(385,954)	(999,411)	(75,664)	(885,169)

Net change in contract owners’ equity	(7)	29,509	(357,646)	(313,020)	(223,456)	(910,897)	18,605	(764,415)
Contract owners’ equity beginning of period	102,111	72,602	2,254,256	2,567,276	1,487,297	2,398,194	3,308,432	4,072,847

Contract owners’ equity end of period	$102,104	102,111	1,896,610	2,254,256	1,263,841	1,487,297	3,327,037	3,308,432

CHANGES IN UNITS:
Beginning units	7,675	6,115	108,288	135,088	91,433	156,848	213,369	272,535

Units purchased	709	4,270	3,158	5,177	6,317	1,728	26,957	6,028
Units redeemed	(1,147)	(2,710)	(22,364)	(31,977)	(28,678)	(67,143)	(31,743)	(65,194)

Ending units	7,237	7,675	89,082	108,288	69,072	91,433	208,583	213,369

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppGlSec3		OppGlSec		OppMSt		OppMidCap
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(3,067)	9,419	(3,426)	(18,169)	(1,162)	(1,090)	(2,951)	(3,923)
Realized gain (loss) on investments	118,515	784,361	455,905	295,896	46,581	35,150	11,127	34,772
Change in unrealized gain (loss) on investments	(111,834)	(475,956)	(451,606)	133,599	(31,656)	17,156	2,552	(20,157)
Reinvested capital gains	134,063	328,037	214,539	234,344	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	137,677	645,861	215,412	645,670	13,763	51,216	10,728	10,692

Equity transactions:
Purchase payments received from contract owners (note 3)	51,221	49,833	—	—	15,000	542	4,082	4,401
Transfers between funds	5,265	(3,207,166)	(143,499)	(94,380)	26,849	(49,422)	(2,582)	(163,066)
Redemptions (note 3)	(535,296)	(633,473)	(676,995)	(462,908)	(120,344)	(80,215)	(46,371)	(19,071)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	(13)	15	(8)	(55)	(1)	(3)	(15)	4

Net equity transactions	(478,823)	(3,790,791)	(820,502)	(557,343)	(78,496)	(129,098)	(44,886)	(177,732)

Net change in contract owners’ equity	(341,146)	(3,144,930)	(605,090)	88,327	(64,733)	(77,882)	(34,158)	(167,040)
Contract owners’ equity beginning of period	2,764,141	5,909,071	4,448,078	4,359,751	386,618	464,500	210,565	377,605

Contract owners’ equity end of period	$2,422,995	2,764,141	3,842,988	4,448,078	321,885	386,618	176,407	210,565

CHANGES IN UNITS:
Beginning units	126,662	314,061	125,477	142,651	38,154	51,965	34,356	62,514

Units purchased	10,164	42,993	—	—	7,512	2,702	2,244	12,048
Units redeemed	(30,869)	(230,392)	(22,004)	(17,174)	(14,796)	(16,513)	(9,131)	(40,206)

Ending units	105,957	126,662	103,473	125,477	30,870	38,154	27,469	34,356

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DrySRGro		VEWrldBdR1		VEWrldBd		VEWrldEMktR1
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(4,628)	(7,583)	22,856	28,769	10,679	22,202	(4,366)	(3,658)
Realized gain (loss) on investments	57,883	32,755	(10,109)	(17,644)	(5,196)	(17,268)	81,359	37,258
Change in unrealized gain (loss) on investments	(19,332)	16,859	19,661	8,463	9,359	7,149	(34,570)	66,193
Reinvested capital gains	—	—	—	—	—	—	102,858	38,368

Net increase (decrease) in contract owners’ equity resulting from operations	33,923	42,031	32,408	19,588	14,842	12,083	145,281	138,161

Equity transactions:
Purchase payments received from contract owners (note 3)	1,429	180	12	10,131	(51)	—	459	22
Transfers between funds	(31,924)	(43,342)	(1,709)	75,393	(6,531)	(43,613)	(103,328)	174,212
Redemptions (note 3)	(136,096)	(70,784)	(60,804)	(41,056)	(50,359)	(66,308)	(140,658)	(57,328)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	(20)	(18)	(19)	21	(6)	(9)	(15)	40

Net equity transactions	(166,611)	(113,964)	(62,520)	44,489	(56,947)	(109,930)	(243,542)	116,946

Net change in contract owners’ equity	(132,688)	(71,933)	(30,112)	64,077	(42,105)	(97,847)	(98,261)	255,107
Contract owners’ equity beginning of period	562,947	634,880	481,754	417,677	231,709	329,556	520,384	265,277

Contract owners’ equity end of period	$430,259	562,947	451,642	481,754	189,604	231,709	422,123	520,384

CHANGES IN UNITS:
Beginning units	35,661	43,283	43,006	39,097	15,787	23,563	23,099	16,193

Units purchased	285	416	3,843	30,879	—	—	6,262	13,889
Units redeemed	(10,285)	(8,038)	(9,593)	(26,970)	(3,838)	(7,776)	(15,539)	(6,983)

Ending units	25,661	35,661	37,256	43,006	11,949	15,787	13,822	23,099

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldEMkt		VEWrldHAsR1		VEWrldHAs		VKUEmMkt
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(6,799)	(5,033)	(15,943)	(13,238)	(11,491)	(10,551)	4,634	7,091
Realized gain (loss) on investments	98,566	65,615	141,764	179,630	36,904	64,527	1,252	7,571
Change in unrealized gain (loss) on investments	(9,072)	76,439	130,759	(29,862)	184,602	53,583	(4,610)	(7,821)
Reinvested capital gains	122,147	58,311	138,463	60,807	96,872	42,380	2,484	1,872

Net increase (decrease) in contract owners’ equity resulting from operations	204,842	195,332	395,043	197,337	306,887	149,939	3,760	8,713

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	1,239	3,777	—	—	—	—
Transfers between funds	(20,528)	(73,739)	58,518	110,149	—	(28,145)	—	(13,618)
Redemptions (note 3)	(162,475)	(58,719)	(93,429)	(80,386)	(51,601)	(88,227)	(13,549)	(48,390)
Annuity benefits	—	—	—	—	—	—	—	—
Adjustments to maintain reserves	48	(16)	(43)	21	27	(6)	14	(16)

Net equity transactions	(182,955)	(132,474)	(33,715)	33,561	(51,574)	(116,378)	(13,535)	(62,024)

Net change in contract owners’ equity	21,887	62,858	361,328	230,898	255,313	33,561	(9,775)	(53,311)
Contract owners’ equity beginning of period	667,069	604,211	1,093,630	862,732	731,183	697,622	86,809	140,120

Contract owners’ equity end of period	$688,956	667,069	1,454,958	1,093,630	986,496	731,183	77,034	86,809

CHANGES IN UNITS:
Beginning units	33,159	41,290	47,846	46,326	30,884	36,153	4,648	8,193

Units purchased	—	—	17,328	27,104	—	—	—	—
Units redeemed	(7,905)	(8,131)	(20,726)	(25,584)	(1,794)	(5,269)	(719)	(3,545)

Ending units	25,254	33,159	44,448	47,846	29,090	30,884	3,929	4,648

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VKUUSRE		WFVDisc		WFVOpp
	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(17,379)	(17,656)	(7,615)	(8,064)	(29,502)	(51,220)
Realized gain (loss) on investments	840,170	720,737	73,180	83,642	227,885	176,385
Change in unrealized gain (loss) on investments	(1,984,690)	503,967	33,050	(11,693)	(502,395)	(145,869)
Reinvested capital gains	386,397	330,304	—	—	490,405	377,302

Net increase (decrease) in contract owners’ equity resulting from operations	(775,502)	1,537,352	98,615	63,885	186,393	356,598

Equity transactions:
Purchase payments received from contract owners (note 3)	12,278	13,253	—	—	151	1,189
Transfers between funds	(704,800)	(268,481)	(2,379)	62,657	(254,743)	(180,542)
Redemptions (note 3)	(583,845)	(741,313)	(94,832)	(181,575)	(435,717)	(279,349)
Annuity benefits	—	—	—	—	—	—
Adjustments to maintain reserves	20	32	(6)	(13)	(10)	(4)

Net equity transactions	(1,276,347)	(996,509)	(97,217)	(118,931)	(690,319)	(458,706)

Net change in contract owners’ equity	(2,051,849)	540,843	1,398	(55,046)	(503,926)	(102,108)
Contract owners’ equity beginning of period	5,241,129	4,700,286	495,981	551,027	3,560,318	3,662,426

Contract owners’ equity end of period	$3,189,280	5,241,129	497,379	495,981	3,056,392	3,560,318

CHANGES IN UNITS:
Beginning units	101,442	123,771	24,109	30,263	128,573	146,275

Units purchased	5,896	6,246	2,107	4,441	488	1,608
Units redeemed	(31,801)	(28,575)	(6,159)	(10,595)	(24,021)	(19,310)

Ending units	75,537	101,442	20,057	24,109	105,040	128,573

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – International Fund – Class III (ACVPInt3)

American Century VP – Ultra® Fund – Class I (ACVPUltra)

American Century VP – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)

Credit Suisse Trust – Small Cap Core I Portfolio (CSTSmCapGr)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVGroInc)

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)

Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity ® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service II Shares (JAspGlTechS2)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – International Growth Portfolio – Service II Shares (JAspIntGroS2)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)

Portfolio of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT – Short Duration Bond Portfolio – I Class

(formerly Neuberger Berman AMT – Limited Maturity Bond Portfolio – Class I) (LBTShrtDBd)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)*

Nationwide VIT – Gartmore Emerging Markets Fund – Class III (NVITEmMrkts3)

Nationwide VIT – Gartmore Global Utilities Fund – Class III (NVITGlUtl3)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)*

Nationwide VIT – Gartmore International Growth Fund – Class III (NVITIntGro3)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III (NVITWLead3)

Nationwide VIT – Global Financial Services Fund – Class III (NVITGlFin3)

Nationwide VIT – Global Health Sciences Fund – Class III (NVITGlHlth3)

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)*

Nationwide VIT – Global Technology and Communications Fund – Class III (NVITGlTech3)

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – International Value Fund – Class III (NVITIntVal3)

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)*

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

(formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

(formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

(formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class III (NVITNWLead3)

Nationwide VIT – U.S. Growth Leaders Fund – Class III (NVITUSGro3)

Nationwide VIT – Van Kampen Comstock Value Fund – Class II (NVITVKVal2)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Growth Portfolio – Class I (NBTAGro)

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Neuberger Berman AMT – Socially Responsive Portfolio Class I (NBTSocRes)

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Balanced Fund – Non-Service Shares (OppBal)

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Core Bond Fund – Non-Service Shares (OppBdFd)

Oppenheimer VAF – Global Securities Fund – Class 3 (OppGlSec3)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Turner GVIT Growth Focus Fund – Class I

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Bond Fund – Class R1 (VEWrldBdR1)

Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class (VEWrldBd)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1 (VEWrldEMktR1)

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1 (VEWrldHAsR1)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Discovery FundSM (WFVDisc)

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

*    At December 31, 2007 contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

The following contract charges are deducted by the Company: a mortality and expense risk charge, and an administration charge assessed through the daily unit value calculation equal to an annualized rate of 1.25% and 0.20%, respectively.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $66,974 and $77,540, respectively, and total transfers from the Account to the fixed account were $28,315 and $80,665, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $6,861 and $99,644 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP – Balanced Fund – Class I
2007	1.45%	78,435	$18.365409	$1,440,491	2.23%	3.41%
2006	1.45%	99,945	17.760504	1,775,074	2.02%	8.03%
2005	1.45%	122,320	16.439679	2,010,902	1.87%	3.42%
2004	1.45%	150,372	15.896375	2,390,370	1.64%	8.19%
2003	1.45%	160,958	14.693472	2,365,032	2.23%	17.73%
American Century VP – Capital Appreciation Fund – Class I
2007	1.45%	35,078	20.768284	728,510	0.00%	43.68%
2006	1.45%	33,133	14.454514	478,921	0.00%	15.52%
2005	1.45%	36,737	12.512142	459,659	0.00%	20.30%
2004	1.45%	47,408	10.400815	493,082	0.00%	6.02%
2003	1.45%	68,291	9.809853	669,925	0.00%	18.73%
American Century VP – Income & Growth Fund – Class I
2007	1.45%	70,296	13.227012	929,806	2.09%	-1.52%
2006	1.45%	92,692	13.431749	1,245,016	2.61%	15.39%
2005	1.45%	269,493	11.639841	3,136,856	1.76%	3.12%
2004	1.45%	157,305	11.287868	1,775,638	1.37%	11.35%
2003	1.45%	194,873	10.136856	1,975,400	0.91%	27.48%
American Century VP – Inflation Protection Fund – Class II
2007	1.45%	165,645	11.527071	1,909,402	4.47%	7.90%
2006	1.45%	181,152	10.683311	1,935,303	3.13%	0.12%
2005	1.45%	234,776	10.670686	2,505,221	4.28%	0.09%
2004	1.45%	239,977	10.660662	2,558,314	3.25%	4.28%
2003	1.45%	48,791	10.223456	498,813	1.36%	2.23	% 04/30/03
American Century VP – International Fund – Class I
2007	1.45%	57,669	24.607790	1,419,107	0.76%	16.34%
2006	1.45%	76,162	21.152329	1,611,004	1.68%	23.22%
2005	1.45%	92,002	17.166574	1,579,359	1.17%	11.62%
2004	1.45%	108,751	15.379897	1,672,579	0.56%	13.26%
2003	1.45%	142,015	13.579522	1,928,496	0.82%	22.71%
American Century VP – International Fund – Class III
2007	1.45%	30,099	17.869317	537,849	0.78%	16.34%
2006	1.45%	42,134	15.360086	647,182	1.78%	23.22%
2005	1.45%	57,895	12.465763	721,705	1.34%	11.47%
2004	1.45%	60,727	11.183532	679,142	0.78%	13.41%
2003	1.45%	192,828	9.860964	1,901,470	0.68%	22.71%
American Century VP – Ultra® Fund – Class I
2007	1.45%	8,347	12.232300	102,103	0.00%	19.25%
2006	1.45%	185	10.257482	1,898	0.00%	-4.67%
2005	1.45%	3,503	10.760517	37,694	0.00%	0.69%
2004	1.45%	5,280	10.686944	56,427	0.00%	9.07%
2003	1.45%	22,757	9.798135	222,976	0.00%	23.09%
American Century VP – Value Fund – Class I
2007	1.45%	182,233	22.975045	4,186,811	2.08%	-6.52%
2006	1.45%	348,798	24.577872	8,572,713	1.19%	16.94%
2005	1.45%	312,800	21.017877	6,574,392	0.88%	3.52%
2004	1.45%	328,830	20.304154	6,676,615	0.98%	12.68%
2003	1.45%	336,791	18.019985	6,068,969	0.74%	27.09%
Credit Suisse Trust – Global Small Cap Portfolio
2007	1.45%	7,603	14.313862	108,828	0.00%	-5.36%
2006	1.45%	7,775	15.124054	117,590	0.00%	11.57%
2005	1.45%	9,514	13.555978	128,972	0.00%	14.47%
2004	1.45%	17,456	11.842876	206,729	0.00%	16.28%
2003	1.45%	18,906	10.184879	192,555	0.00%	45.52%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Credit Suisse Trust – International Focus Portfolio
2007	1.45%	50,101	$16.093212	$806,286	1.07%	14.90%
2006	1.45%	60,904	14.006682	853,063	1.01%	16.94%
2005	1.45%	65,522	11.977879	784,815	0.82%	15.74%
2004	1.45%	80,381	10.348838	831,850	0.94%	13.08%
2003	1.45%	96,225	9.151856	880,637	0.43%	31.16%
Credit Suisse Trust – Small Cap Core I Portfolio
2007	1.45%	79,114	13.796994	1,091,535	0.00%	-2.28%
2006	1.45%	96,489	14.118860	1,362,315	0.00%	3.25%
2005	1.45%	113,827	13.674136	1,556,486	0.00%	-4.09%
2004	1.45%	140,357	14.256798	2,001,041	0.00%	9.26%
2003	1.45%	172,711	13.048269	2,253,580	0.00%	46.40%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	1.45%	62,052	14.461573	897,370	0.39%	-2.10%
2006	1.45%	66,526	14.772279	982,741	0.23%	12.76%
2005	1.45%	33,532	13.101031	439,304	0.00%	5.68%
2004	1.45%	38,055	12.396547	471,751	0.37%	20.12%
2003	1.45%	39,767	10.320294	410,407	0.24%	35.78%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	1.45%	532,637	22.793282	12,140,545	1.68%	3.72%
2006	1.45%	556,906	21.975597	12,238,342	1.61%	13.83%
2005	1.45%	729,791	19.305967	14,089,321	1.56%	3.18%
2004	1.45%	893,047	18.711347	16,710,112	1.72%	9.04%
2003	1.45%	1,036,744	17.160617	17,791,167	1.42%	26.50%
Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	1.45%	62,065	15.890558	986,247	1.61%	5.57%
2006	1.45%	75,874	15.052035	1,142,058	1.71%	14.79%
2005	1.45%	112,905	13.112310	1,480,445	0.02%	2.87%
2004	1.45%	148,996	12.746646	1,899,199	1.23%	3.52%
2003	1.45%	270,005	12.312854	3,324,532	1.31%	19.41%
Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2007	1.45%	43,397	15.254357	661,993	0.75%	6.86%
2006	1.45%	56,052	14.274447	800,111	0.78%	12.86%
2005	1.45%	66,200	12.648293	837,317	1.33%	1.86%
2004	1.45%	88,010	12.417611	1,092,874	1.18%	5.91%
2003	1.45%	103,025	11.724710	1,207,938	0.73%	24.74%
Federated IS – Quality Bond Fund II – Primary Shares
2007	1.45%	51,912	11.967003	621,231	4.52%	3.85%
2006	1.45%	50,736	11.523629	584,663	3.65%	2.65%
2005	1.45%	50,161	11.226348	563,125	3.85%	-0.17%
2004	1.45%	58,220	11.245176	654,694	3.91%	2.12%
2003	1.45%	420,547	11.011999	4,631,063	2.63%	3.13%
Fidelity® VIP – Equity-Income Portfolio – Initial Class
2007	1.45%	656,093	22.805849	14,962,758	1.86%	0.05%
2006	1.45%	688,451	22.794382	15,692,815	3.27%	18.46%
2005	1.45%	767,364	19.242890	14,766,301	1.69%	4.33%
2004	1.45%	905,354	18.443394	16,697,801	1.52%	9.91%
2003	1.45%	900,411	16.780015	15,108,910	2.03%	28.44%
Fidelity® VIP – Growth Portfolio – Initial Class
2007	1.45%	247,973	22.513491	5,582,738	0.84%	25.11%
2006	1.45%	293,427	17.994310	5,280,016	0.43%	5.30%
2005	1.45%	423,840	17.087845	7,242,512	0.51%	4.27%
2004	1.45%	534,578	16.388199	8,760,771	0.28%	1.88%
2003	1.45%	867,371	16.085893	13,952,437	0.26%	30.92%
Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.45%	326,965	13.186247	4,311,441	4.91%	1.29%
2006	1.45%	829,172	13.018599	10,794,658	7.44%	9.63%
2005	1.45%	913,041	11.875192	10,842,537	14.60%	1.22%
2004	1.45%	1,192,562	11.732532	13,991,772	5.56%	8.00%
2003	1.45%	1,388,476	10.863024	15,083,048	4.00%	25.42%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.45%	54,969	$22.775633	$1,251,954	3.34%	15.60%
2006	1.45%	66,548	19.701712	1,311,110	0.87%	16.37%
2005	1.45%	71,947	16.929868	1,218,053	0.67%	17.33%
2004	1.45%	87,648	14.429831	1,264,746	1.24%	11.99%
2003	1.45%	115,590	12.885114	1,489,390	0.88%	41.29%
Fidelity® VIP – Overseas Portfolio – Initial Class R
2007	1.45%	140,299	19.294131	2,706,947	3.37%	15.65%
2006	1.45%	137,063	16.683836	2,286,737	0.88%	16.31%
2005	1.45%	136,227	14.343965	1,954,035	0.63%	17.39%
2004	1.45%	154,689	12.218950	1,890,137	0.50%	11.94%
2003	1.45%	35,678	10.915454	389,442	0.71%	41.25%
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.45%	184,558	19.546942	3,607,545	6.03%	13.82%
2006	1.45%	223,190	17.173470	3,832,947	2.64%	5.77%
2005	1.45%	245,278	16.237353	3,982,665	2.66%	2.54%
2004	1.45%	310,573	15.835141	4,917,967	2.78%	3.94%
2003	1.45%	333,906	15.234907	5,087,027	3.75%	16.27%
Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2007	1.45%	580,134	34.152109	19,812,800	0.90%	15.88%
2006	1.45%	684,496	29.472372	20,173,721	1.32%	10.10%
2005	1.45%	663,447	26.768394	17,759,411	0.30%	15.25%
2004	1.45%	783,818	23.226993	18,205,735	0.30%	13.80%
2003	1.45%	707,473	20.409874	14,439,435	0.44%	26.60%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2007	1.45%	169,459	11.046997	1,872,013	1.57%	2.69%
2006	1.45%	35,980	10.757370	387,050	3.58%	2.79%
2005	1.45%	30,834	10.465216	322,684	6.34%	0.60%
2004	1.45%	175,411	10.402383	1,824,692	6.70%	2.81%
2003	1.45%	10,015	10.118423	101,336	0.00%	1.18	% 05/01/03
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	1.45%	74,433	13.397728	997,233	0.00%	21.39%
2006	1.45%	103,990	11.037184	1,147,757	0.83%	3.93%
2005	1.45%	168,929	10.619831	1,793,997	0.90%	7.32%
2004	1.45%	186,159	9.895768	1,842,186	0.53%	5.64%
2003	1.45%	194,978	9.367700	1,826,495	0.84%	27.99%
Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	1.45%	59,681	15.646148	933,778	0.90%	4.06%
2006	1.45%	29,317	15.035657	440,800	0.48%	14.52%
2005	1.45%	33,536	13.129617	440,315	0.00%	1.07%
2004	1.45%	36,457	12.990391	473,591	0.00%	12.33%
2003	1.45%	194,517	11.563978	2,249,390	0.00%	55.51%
Janus Aspen Series – Forty Portfolio – Service Shares
2007	1.45%	26,221	11.094806	290,917	0.17%	34.64%
2006	1.45%	24,203	8.240113	199,435	0.11%	7.54%
2005	1.45%	45,354	7.662477	347,524	0.07%	10.93%
2004	1.45%	40,112	6.907528	277,075	0.02%	16.26%
2003	1.45%	73,146	5.941549	434,601	0.21%	18.49%
Janus Aspen Series – Global Technology Portfolio – Service II Shares
2007	1.45%	5,722	14.297680	81,811	0.42%	19.98%
2006	1.45%	3,194	11.916745	38,062	0.00%	6.38%
2005	1.45%	1,859	11.202161	20,825	0.00%	9.72%
2004	1.45%	10,534	10.210014	107,552	0.00%	-0.63%
2003	1.45%	7,454	10.274404	76,585	0.00%	45.00%
Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	1.45%	4,946	4.838333	23,930	0.31%	19.92%
2006	1.45%	6,069	4.034488	24,485	0.00%	6.27%
2005	1.45%	13,755	3.796495	52,221	0.00%	9.94%
2004	1.45%	15,898	3.453318	54,901	0.00%	-0.89%
2003	1.45%	20,634	3.484403	71,897	0.00%	44.35%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service II Shares
2007	1.45%	33,972	$28.476500	$967,404	0.42%	26.21%
2006	1.45%	31,985	22.563352	721,689	2.85%	44.58%
2005	1.45%	8,155	15.606584	127,272	0.72%	30.11%
2004	1.45%	5,975	11.994950	71,670	0.13%	16.99%
2003	1.45%	111,175	10.252980	1,139,875	0.36%	32.60%
Janus Aspen Series – International Growth Portfolio – Service Shares
2007	1.45%	3,247	15.982281	51,894	0.47%	26.15%
2006	1.45%	7,930	12.668948	100,465	1.49%	44.51%
2005	1.45%	12,939	8.766834	113,434	0.96%	30.03%
2004	1.45%	14,743	6.741991	99,397	0.78%	16.97%
2003	1.45%	25,693	5.764054	148,096	1.00%	32.58%
JPMorgan Series Trust II – Mid Cap Value Portfolio
2007	1.45%	14,361	14.232291	204,390	1.59%	0.96%
2006	1.45%	112,774	14.096964	1,589,771	0.51%	15.15%
2005	1.45%	268,485	12.242175	3,286,840	0.16%	7.63%
2004	1.45%	154,934	11.373957	1,762,213	0.00%	13.74	% 05/03/04
Lehman Brothers AMT – Short Duration Bond Portfolio – I Class
2007	1.45%	339,053	13.751675	4,662,547	2.82%	3.24%
2006	1.45%	343,659	13.319560	4,577,387	2.49%	2.70%
2005	1.45%	526,675	12.969996	6,830,973	2.93%	-0.02%
2004	1.45%	531,370	12.973064	6,893,497	5.29%	-0.68%
2003	1.45%	403,378	13.062162	5,268,989	4.07%	0.94%
Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2003	1.45%	1,056	11.036792	11,655	0.57%	62.87%
Nationwide VIT – Gartmore Emerging Markets Fund – Class III
2007	1.45%	33,293	36.691806	1,221,580	0.71%	43.43%
2006	1.45%	28,211	25.581976	721,693	0.80%	34.67%
2005	1.45%	25,233	18.996097	479,329	0.47%	30.74%
2004	1.45%	17,353	14.529882	252,137	1.06%	19.01%
2003	1.45%	15,033	12.209330	183,543	0.72%	62.83%
Nationwide VIT – Gartmore Global Utilities Fund – Class III
2007	1.45%	20,692	22.762571	471,003	2.36%	18.64%
2006	1.45%	23,063	19.186665	442,502	2.47%	35.60%
2005	1.45%	14,528	14.149066	205,558	2.51%	4.94%
2004	1.45%	11,917	13.483151	160,679	1.30%	28.06%
2003	1.45%	13,553	10.528435	142,692	0.72%	22.37%
Nationwide VIT – Gartmore International Growth Fund – Class III
2007	1.45%	123,125	24.563902	3,024,430	0.11%	25.30%
2006	1.45%	17,241	19.604737	338,005	1.27%	31.03%
2005	1.45%	14,944	14.962124	223,594	0.72%	28.29%
2004	1.45%	6,002	11.662449	69,998	1.22%	12.69%
2003	1.45%	1,980	10.348693	20,490	0.00%	33.37%
Nationwide VIT – Gartmore Worldwide Leaders Fund – Class III
2007	1.45%	3,742	19.937442	74,606	0.86%	18.19%
2006	1.45%	1,974	16.868480	33,298	0.77%	23.99%
2005	1.45%	2,600	13.604422	35,371	0.26%	17.61%
Nationwide VIT – Global Financial Services Fund – Class III
2007	1.45%	3,078	18.073774	55,631	1.80%	-2.56%
2006	1.45%	13,259	18.549248	245,944	1.23%	18.60%
2005	1.45%	3,308	15.640613	51,739	1.56%	9.56%
2004	1.45%	10,647	14.275369	151,990	1.82%	19.37%
2003	1.45%	10,991	11.958777	131,439	0.72%	39.41%
Nationwide VIT – Global Health Sciences Fund – Class III
2007	1.45%	15,036	14.295226	214,943	0.07%	11.58%
2006	1.45%	13,792	12.811982	176,703	0.00%	1.22%
2005	1.45%	20,675	12.657928	261,703	0.00%	6.86%
2004	1.45%	27,353	11.845780	324,018	0.00%	6.28%
2003	1.45%	15,979	11.145810	178,099	0.00%	34.79%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Global Technology and Communications Fund – Class I
2004	1.45%	1,086	$3.001143	$3,259	0.00%	2.80%
2003	1.45%	1,086	2.919387	3,170	0.00%	52.98%
Nationwide VIT – Global Technology and Communications Fund – Class III
2007	1.45%	1,540	14.225227	21,907	0.00%	18.43%
2006	1.45%	3,309	12.011106	39,745	0.00%	9.48%
2005	1.45%	2,178	10.971442	23,896	0.00%	-1.95%
2004	1.45%	5,411	11.189794	60,548	0.00%	2.77%
2003	1.45%	10,283	10.888566	111,967	0.00%	52.94%
Nationwide VIT – Government Bond Fund – Class I
2007	1.45%	292,196	16.264677	4,752,474	4.55%	5.60%
2006	1.45%	418,204	15.402677	6,441,461	4.28%	1.85%
2005	1.45%	322,687	15.123362	4,880,112	3.67%	1.77%
2004	1.45%	401,375	14.860282	5,964,546	5.06%	1.76%
2003	1.45%	645,559	14.602569	9,426,820	3.21%	0.52%
Nationwide VIT – Growth Fund – Class I
2007	1.45%	52,667	13.488463	710,397	0.17%	17.80%
2006	1.45%	68,796	11.450111	787,722	0.04%	4.63%
2005	1.45%	95,090	10.943163	1,040,585	0.08%	4.96%
2004	1.45%	108,784	10.425963	1,134,178	0.29%	6.59%
2003	1.45%	152,698	9.781501	1,493,616	0.02%	30.82%
Nationwide VIT – International Value Fund – Class III
2007	1.45%	57,900	22.125147	1,281,046	2.84%	1.43%
2006	1.45%	199,103	21.813054	4,343,044	2.33%	20.97%
2005	1.45%	55,229	18.031528	995,863	1.89%	10.43%
2004	1.45%	102,424	16.327943	1,672,373	2.13%	18.52%
2003	1.45%	4,472	13.683042	61,191	0.00%	36.83	% 05/01/03
Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.45%	10,660	15.354325	163,677	1.99%	4.41%
2006	1.45%	10,205	14.705289	150,067	2.01%	15.18%
2005	1.45%	12,363	12.767402	157,843	1.76%	6.37%
2004	1.45%	11,456	12.002712	137,503	2.33%	12.37%
2003	1.45%	1,768	10.681108	18,884	0.89%	29.96%
Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.45%	40,024	12.028901	481,445	2.78%	3.85%
2006	1.45%	32,297	11.583512	374,113	3.30%	4.63%
2005	1.45%	37,627	11.071052	416,570	3.37%	1.81%
2004	1.45%	17,525	10.873912	190,565	2.22%	3.13%
2003	1.45%	21,242	10.543381	223,962	2.23%	6.34%
Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.45%	102,119	13.660867	1,395,034	2.65%	4.12%
2006	1.45%	84,904	13.120417	1,113,976	2.37%	9.74%
2005	1.45%	68,632	11.955598	820,537	1.85%	3.82%
2004	1.45%	140,586	11.515594	1,618,931	2.05%	7.95%
2003	1.45%	102,489	10.667735	1,093,325	1.86%	18.31%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.45%	55,166	14.723058	812,212	2.19%	4.60%
2006	1.45%	48,820	14.075186	687,151	2.17%	12.88%
2005	1.45%	56,782	12.468670	707,996	2.13%	5.52%
2004	1.45%	52,770	11.815958	623,528	1.87%	10.47%
2003	1.45%	28,779	10.696293	307,829	1.80%	24.81%
Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.45%	45,273	12.919773	584,917	3.47%	4.32%
2006	1.45%	46,542	12.385198	576,432	2.68%	6.85%
2005	1.45%	47,896	11.590666	555,147	2.53%	2.98%
2004	1.45%	44,092	11.255804	496,291	2.41%	5.61%
2003	1.45%	43,835	10.658362	467,209	2.18%	12.05%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2006	1.45%	566	$11.969347	$6,775	8.54%	10.63%
2005	1.45%	378	10.819661	4,090	2.11%	1.06%
2004	1.45%	79	10.706180	846	3.31%	7.06	% 05/03/04
Nationwide VIT – Mid Cap Growth Fund – Class I
2007	1.45%	40,159	6.797920	272,998	0.00%	7.43%
2006	1.45%	45,025	6.328025	284,919	0.00%	8.32%
2005	1.45%	239,269	5.842070	1,397,826	0.00%	8.16%
2004	1.45%	705,062	5.401548	3,808,426	0.00%	13.67%
2003	1.45%	109,111	4.752130	518,510	0.00%	38.11%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	1.45%	367,570	16.228967	5,965,281	1.32%	5.99%
2006	1.45%	292,850	15.311560	4,483,990	1.24%	8.30%
2005	1.45%	251,452	14.138070	3,555,046	0.96%	10.48%
2004	1.45%	274,799	12.797149	3,516,644	0.50%	14.05%
2003	1.45%	332,627	11.220232	3,732,152	0.43%	32.70%
Nationwide VIT – Money Market Fund – Class I
2007	1.45%	940,769	12.958196	12,190,669	4.27%	3.26%
2006	1.45%	529,849	12.548494	6,648,807	5.86%	3.02%
2005	1.45%	463,511	12.180792	5,645,931	3.93%	1.18%
2004	1.45%	565,009	12.038328	6,801,764	1.02%	-0.65%
2003	1.45%	850,554	12.117137	10,306,279	0.70%	-0.83%
Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	1.45%	9,930	8.049711	79,934	0.00%	8.15%
2006	1.45%	25,971	7.443078	193,304	0.00%	1.71%
2005	1.45%	51,769	7.317634	378,827	0.00%	6.53%
2004	1.45%	46,476	6.869210	319,253	0.00%	11.77%
2003	1.45%	77,681	6.145755	477,408	0.00%	32.32%
Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	1.45%	96,828	20.549607	1,989,777	1.03%	-8.25%
2006	1.45%	149,493	22.397866	3,348,324	0.43%	15.60%
2005	1.45%	189,246	19.375725	3,666,778	0.05%	1.58%
2004	1.45%	287,125	19.073856	5,476,581	0.00%	15.60%
2003	1.45%	384,540	16.500143	6,344,965	0.00%	54.58%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	1.45%	115,928	32.007206	3,710,531	0.08%	0.64%
2006	1.45%	149,854	31.802683	4,765,759	0.09%	10.42%
2005	1.45%	252,760	28.802031	7,280,001	0.00%	10.69%
2004	1.45%	275,366	26.019616	7,164,918	0.00%	17.30%
2003	1.45%	403,505	22.182648	8,950,809	0.00%	38.97%
Nationwide VIT – Nationwide Fund – Class I
2007	1.45%	92,540	21.358476	1,976,513	1.05%	6.60%
2006	1.45%	110,923	20.035277	2,222,373	1.05%	11.98%
2005	1.45%	139,603	17.891041	2,497,643	0.88%	5.89%
2004	1.45%	164,622	16.896149	2,781,478	1.20%	8.16%
2003	1.45%	228,928	15.621422	3,576,181	0.55%	25.67%
Nationwide VIT – Nationwide Leaders Fund – Class III
2007	1.45%	25,240	16.573218	418,308	0.33%	9.93%
2006	1.45%	170,879	15.075943	2,576,162	0.11%	14.44%
2005	1.45%	14,345	13.173172	188,969	1.65%	8.71%
2004	1.45%	5,547	12.118224	67,220	0.25%	17.05%
2003	1.45%	13,695	10.353036	141,785	0.23%	23.77%
Nationwide VIT – U.S. Growth Leaders Fund – Class III
2007	1.45%	2,472	17.788467	43,973	0.00%	20.65%
2006	1.45%	4,989	14.744172	73,559	0.20%	-1.73%
2005	1.45%	10,621	15.003694	159,354	0.00%	10.37%
2004	1.45%	5,447	13.593864	74,046	0.00%	10.82%
2003	1.45%	28,886	12.267095	354,347	0.00%	50.19%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Van Kampen Comstock Value Fund – Class II
2007	1.45%	70,608	$12.617905	$890,925	1.57%	-4.03%
2006	1.45%	77,187	13.147317	1,014,802	1.56%	13.89%
2005	1.45%	20,415	11.543990	235,671	1.29%	2.45%
2004	1.45%	17,747	11.268116	199,975	0.81%	12.68	% 05/03/04
Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	1.45%	113,783	14.027738	1,596,118	3.57%	3.10%
2006	1.45%	131,419	13.605994	1,788,086	4.50%	3.32%
2005	1.45%	190,188	13.168507	2,504,492	8.04%	0.70%
2004	1.45%	45,411	13.076645	593,824	5.15%	4.99%
2003	1.45%	49,599	12.455223	617,767	6.04%	10.49%
Neuberger Berman AMT – Growth Portfolio – Class I
2007	1.45%	52,064	20.597538	1,072,390	0.00%	20.91%
2006	1.45%	56,180	17.035779	957,070	0.00%	12.42%
2005	1.45%	61,567	15.153906	932,981	0.00%	11.86%
2004	1.45%	73,596	13.547460	997,039	0.00%	14.91%
2003	1.45%	95,322	11.789399	1,123,789	0.00%	29.50%
Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	1.45%	27,207	13.787250	375,110	0.23%	5.82%
2006	1.45%	39,366	13.028676	512,887	0.63%	11.74%
2005	1.45%	52,925	11.660073	617,109	0.15%	6.82%
2004	1.45%	64,337	10.915208	702,252	0.05%	14.14%
2003	1.45%	254,819	9.563366	2,436,927	1.27%	29.85%
Neuberger Berman AMT – Partners Portfolio – Class I
2007	1.45%	117,948	26.473952	3,122,550	0.62%	7.74%
2006	1.45%	136,432	24.571680	3,352,363	1.08%	10.62%
2005	1.45%	158,825	22.213117	3,527,998	0.98%	16.34%
2004	1.45%	166,664	19.093334	3,182,171	0.01%	17.25%
2003	1.45%	213,222	16.284205	3,472,151	0.00%	33.13%
Neuberger Berman AMT – Socially Responsive Portfolio Class I
2007	1.45%	7,237	14.108638	102,104	0.09%	6.04%
2006	1.45%	7,675	13.304427	102,111	0.18%	12.06%
2005	1.45%	6,115	11.872740	72,602	0.00%	5.31%
2004	1.45%	1,613	11.273853	18,185	0.00%	12.74	% 05/03/04
Oppenheimer VAF – Balanced Fund – Non-Service Shares
2007	1.45%	89,082	21.290607	1,896,610	2.77%	2.27%
2006	1.45%	108,288	20.817230	2,254,256	2.09%	9.54%
2005	1.45%	135,088	19.004469	2,567,276	1.84%	2.39%
2004	1.45%	159,157	18.561448	2,954,184	1.04%	8.51%
2003	1.45%	181,225	17.106528	3,100,131	2.72%	23.15%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	1.45%	69,072	18.297446	1,263,841	0.25%	12.49%
2006	1.45%	91,433	16.266524	1,487,297	0.45%	6.39%
2005	1.45%	156,848	15.289921	2,398,194	0.97%	3.58%
2004	1.45%	209,053	14.761593	3,085,955	0.33%	5.39%
2003	1.45%	256,029	14.007176	3,586,243	0.41%	29.05%
Oppenheimer VAF – Core Bond Fund – Non-Service Shares
2007	1.45%	208,583	15.950661	3,327,037	5.32%	2.87%
2006	1.45%	213,369	15.505684	3,308,432	5.54%	3.76%
2005	1.45%	272,535	14.944308	4,072,847	5.40%	1.10%
2004	1.45%	318,093	14.781171	4,701,787	4.61%	3.96%
2003	1.45%	415,506	14.217739	5,907,556	6.13%	5.23%
Oppenheimer VAF – Global Securities Fund – Class 3
2007	1.45%	105,957	22.867724	2,422,995	1.42%	4.79%
2006	1.45%	126,662	21.822967	2,764,141	1.44%	15.99%
2005	1.45%	314,061	18.815041	5,909,071	0.56%	12.68%
2004	1.45%	135,973	16.697062	2,270,350	1.06%	17.47%
2003	1.45%	102,517	14.214155	1,457,193	0.00%	42.14	% 05/01/03

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	1.45%	103,473	$37.140007	$3,842,988	1.42%	4.77%
2006	1.45%	125,477	35.449353	4,448,078	1.02%	15.99%
2005	1.45%	142,651	30.562360	4,359,751	1.00%	12.66%
2004	1.45%	170,829	27.129075	4,634,433	1.22%	17.44%
2003	1.45%	217,070	23.101153	5,014,567	0.91%	40.95%
Oppenheimer VAF – Main Street® – Non-Service Shares
2007	1.45%	30,870	10.427113	321,885	1.22%	2.90%
2006	1.45%	38,154	10.133095	386,618	1.13%	13.36%
2005	1.45%	51,965	8.938712	464,500	1.50%	4.44%
2004	1.45%	77,021	8.558380	659,175	0.88%	7.87%
2003	1.45%	124,707	7.933793	989,400	0.89%	24.88%
Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	1.45%	27,469	6.422032	176,407	0.00%	4.78%
2006	1.45%	34,356	6.128929	210,565	0.00%	1.47%
2005	1.45%	62,514	6.040334	377,605	0.00%	10.70%
2004	1.45%	61,677	5.456321	336,530	0.00%	18.04%
2003	1.45%	53,613	4.622404	247,821	0.00%	23.77%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	1.45%	25,661	16.767038	430,259	0.58%	6.21%
2006	1.45%	35,661	15.786056	562,947	0.10%	7.62%
2005	1.45%	43,283	14.668118	634,880	0.00%	2.12%
2004	1.45%	65,088	14.363971	934,922	0.37%	4.67%
2003	1.45%	72,945	13.723018	1,001,026	0.10%	24.18%
Turner GVIT Growth Focus Fund – Class I
2003	1.45%	4,530	3.181945	14,414	0.00%	48.78%
Van Eck Worldwide Insurance Trust – Bond Fund – Class R1
2007	1.45%	37,256	12.122663	451,642	6.30%	8.22%
2006	1.45%	43,006	11.202009	481,754	7.90%	4.86%
2005	1.45%	39,097	10.683094	417,677	7.47%	-4.51%
2004	1.45%	46,939	11.188102	525,158	0.00%	11.88	% 05/03/04
Van Eck Worldwide Insurance Trust – Bond Fund – Initial Class
2007	1.45%	11,949	15.867794	189,604	6.48%	8.11%
2006	1.45%	15,787	14.677199	231,709	9.27%	4.94%
2005	1.45%	23,563	13.986177	329,556	8.20%	-4.43%
2004	1.45%	34,491	14.635162	504,781	11.91%	7.57%
2003	1.45%	90,150	13.605416	1,226,528	1.92%	16.45%
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Class R1
2007	1.45%	13,822	30.539927	422,123	0.55%	35.56%
2006	1.45%	23,099	22.528407	520,384	0.62%	37.52%
2005	1.45%	16,193	16.382210	265,277	0.55%	29.96%
2004	1.45%	9,898	12.605738	124,772	0.00%	26.06	% 05/03/04
Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	1.45%	25,254	27.281053	688,956	0.46%	35.61%
2006	1.45%	33,159	20.117283	667,069	0.58%	37.48%
2005	1.45%	41,290	14.633358	604,211	0.84%	30.09%
2004	1.45%	51,914	11.248720	583,966	0.62%	24.07%
2003	1.45%	85,247	9.066702	772,909	0.09%	51.96%
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Class R1
2007	1.45%	44,448	32.733939	1,454,958	0.11%	43.21%
2006	1.45%	47,846	22.857287	1,093,630	0.07%	22.74%
2005	1.45%	46,326	18.623055	862,732	0.18%	49.43%
2004	1.45%	19,204	12.463044	239,340	0.00%	24.63	% 05/03/04
Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	1.45%	29,090	33.911867	986,496	0.12%	43.24%
2006	1.45%	30,884	23.675154	731,183	0.07%	22.69%
2005	1.45%	36,153	19.296380	697,622	0.42%	49.48%
2004	1.45%	64,606	12.908969	833,997	0.30%	22.43%
2003	1.45%	49,973	10.565413	527,985	0.52%	42.98%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	1.45%	3,929	$19.606620	$77,034	7.10%	4.98%
2006	1.45%	4,648	18.676669	86,809	7.60%	9.21%
2005	1.45%	8,193	17.102387	140,120	7.11%	10.63%
2004	1.45%	17,197	15.459386	265,855	15.59%	8.47%
2003	1.45%	49,904	14.252709	711,267	0.00%	26.01%
Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	1.45%	75,537	42.221432	3,189,280	1.17%	-18.28%
2006	1.45%	101,442	51.666261	5,241,129	1.11%	36.05%
2005	1.45%	123,771	37.975667	4,700,286	1.18%	15.36%
2004	1.45%	146,161	32.919360	4,811,527	1.49%	34.42%
2003	1.45%	189,420	24.490201	4,638,934	0.00%	35.52%
Wells Fargo AVT – Discovery FundSM
2007	1.45%	20,057	24.798275	497,379	0.00%	20.54%
2006	1.45%	24,109	20.572455	495,981	0.00%	12.99%
2005	1.45%	30,263	18.207932	551,027	0.00%	6.71%
2004	1.45%	36,644	17.063457	625,273	0.00%	14.04%
2003	1.45%	41,832	14.962586	625,915	0.00%	37.41%
Wells Fargo AVT – Opportunity FundSM
2007	1.45%	105,040	29.097410	3,056,392	0.63%	5.08%
2006	1.45%	128,573	27.691025	3,560,318	0.00%	10.60%
2005	1.45%	146,275	25.037948	3,662,426	0.00%	6.33%
2004	1.45%	171,897	23.548486	4,047,914	0.00%	16.51%
2003	1.45%	305,709	20.212115	6,179,025	0.08%	35.02%

2007 Reserves for annuity contracts in payout phase:				13,273

2007 Contract owners’ equity				$164,671,856

2006 Reserves for annuity contracts in payout phase:				13,622

2006 Contract owners’ equity				$180,295,968

2005 Reserves for annuity contracts in payout phase:				6,783

2005 Contract owners’ equity				$184,550,174

2004 Reserves for annuity contracts in payout phase:				13,369

2004 Contract owners’ equity				$200,024,574

2003 Reserves for annuity contracts in payout phase:				24,866

2003 Contract owners’ equity				$215,144,654

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

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